Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
Victory Core Bond Index Fund | Victory Core Bond Index Fund | Class A
Risk/Return:
Trading Symbol	SIMIX
Victory Core Bond Index Fund | Victory Core Bond Index Fund | Class I
Risk/Return:
Trading Symbol	VCBIX
Victory Fund for Income | Victory Fund for Income | Class A
Risk/Return:
Trading Symbol	IPFIX
Victory Fund for Income | Victory Fund for Income | Class C
Risk/Return:
Trading Symbol	VFFCX
Victory Fund for Income | Victory Fund for Income | Class R
Risk/Return:
Trading Symbol	GGIFX
Victory Fund for Income | Victory Fund for Income | Class I
Risk/Return:
Trading Symbol	VFFIX
Victory Fund for Income | Victory Fund for Income | Class Y
Risk/Return:
Trading Symbol	VFFYX
Victory Balanced Fund | Victory Balanced Fund | Class A
Risk/Return:
Trading Symbol	SBALX
Victory Balanced Fund | Victory Balanced Fund | Class C
Risk/Return:
Trading Symbol	VBFCX
Victory Balanced Fund | Victory Balanced Fund | Class R
Risk/Return:
Trading Symbol	VBFGX
Victory Balanced Fund | Victory Balanced Fund | Class I
Risk/Return:
Trading Symbol	VBFIX
Victory Investment Grade Convertible Fund | Victory Investment Grade Convertible Fund | Class A
Risk/Return:
Trading Symbol	SBFCX
Victory Investment Grade Convertible Fund | Victory Investment Grade Convertible Fund | Class I
Risk/Return:
Trading Symbol	VICIX
Victory Dividend Growth Fund | Victory Dividend Growth Fund | Class A
Risk/Return:
Trading Symbol	VDGAX
Victory Dividend Growth Fund | Victory Dividend Growth Fund | Class C
Risk/Return:
Trading Symbol	VDGCX
Victory Dividend Growth Fund | Victory Dividend Growth Fund | Class R
Risk/Return:
Trading Symbol	VDGRX
Victory Dividend Growth Fund | Victory Dividend Growth Fund | Class I
Risk/Return:
Trading Symbol	VDGIX
Victory Dividend Growth Fund | Victory Dividend Growth Fund | Class Y
Risk/Return:
Trading Symbol	VDGYX
Victory Stock Index Fund | Victory Stock Index Fund | Class A
Risk/Return:
Trading Symbol	SSTIX
Victory Stock Index Fund | Victory Stock Index Fund | Class R
Risk/Return:
Trading Symbol	VINGX
Victory Established Value Fund | Victory Established Value Fund | Class A
Risk/Return:
Trading Symbol	VETAX
Victory Established Value Fund | Victory Established Value Fund | Class R
Risk/Return:
Trading Symbol	GETGX
Victory Established Value Fund | Victory Established Value Fund | Class I
Risk/Return:
Trading Symbol	VEVIX
Victory Established Value Fund | Victory Established Value Fund | Class Y
Risk/Return:
Trading Symbol	VEVYX
Victory Special Value Fund | Victory Special Value Fund | Class A
Risk/Return:
Trading Symbol	SSVSX
Victory Special Value Fund | Victory Special Value Fund | Class C
Risk/Return:
Trading Symbol	VSVCX
Victory Special Value Fund | Victory Special Value Fund | Class R
Risk/Return:
Trading Symbol	VSVGX
Victory Special Value Fund | Victory Special Value Fund | Class I
Risk/Return:
Trading Symbol	VSPIX
Victory Special Value Fund | Victory Special Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVYX
Victory Small Company Opportunity Fund | Victory Small Company Opportunity Fund | Class A
Risk/Return:
Trading Symbol	SSGSX
Victory Small Company Opportunity Fund | Victory Small Company Opportunity Fund | Class R
Risk/Return:
Trading Symbol	GOGFX
Victory Small Company Opportunity Fund | Victory Small Company Opportunity Fund | Class I
Risk/Return:
Trading Symbol	VSOIX
Victory Small Company Opportunity Fund | Victory Small Company Opportunity Fund | Class Y
Risk/Return:
Trading Symbol	VSOYX
Victory Large Cap Growth Fund | Victory Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	VFGAX
Victory Large Cap Growth Fund | Victory Large Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	VFGCX
Victory Large Cap Growth Fund | Victory Large Cap Growth Fund | Class R
Risk/Return:
Trading Symbol	VFGRX
Victory Large Cap Growth Fund | Victory Large Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	VFGIX
Victory Large Cap Growth Fund | Victory Large Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	VFGYX
Victory National Municipal Bond Fund | Victory National Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	VNMAX
Victory National Municipal Bond Fund | Victory National Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	VNMYX
Victory Ohio Municipal Bond Fund | Victory Ohio Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	SOHTX
Victory Diversified Stock Fund | Victory Diversified Stock Fund | Class A
Risk/Return:
Trading Symbol	SRVEX
Victory Diversified Stock Fund | Victory Diversified Stock Fund | Class C
Risk/Return:
Trading Symbol	VDSCX
Victory Diversified Stock Fund | Victory Diversified Stock Fund | Class R
Risk/Return:
Trading Symbol	GRINX
Victory Diversified Stock Fund | Victory Diversified Stock Fund | Class I
Risk/Return:
Trading Symbol	VDSIX
Victory Diversified Stock Fund | Victory Diversified Stock Fund | Class Y
Risk/Return:
Trading Symbol	VDSYX
Victory Global Equity Fund | Victory Global Equity Fund | Class A
Risk/Return:
Trading Symbol	VPGEX
Victory Global Equity Fund | Victory Global Equity Fund | Class C
Risk/Return:
Trading Symbol	VPGCX
Victory Global Equity Fund | Victory Global Equity Fund | Class I
Risk/Return:
Trading Symbol	VPGYX
Victory International Fund | Victory International Fund | Class A
Risk/Return:
Trading Symbol	VIAFX
Victory International Fund | Victory International Fund | Class C
Risk/Return:
Trading Symbol	VICFX
Victory International Fund | Victory International Fund | Class I
Risk/Return:
Trading Symbol	VIIFX
Victory International Fund | Victory International Fund | Class Y
Risk/Return:
Trading Symbol	VIYFX
Victory International Select Fund | Victory International Select Fund | Class A
Risk/Return:
Trading Symbol	VISFX
Victory International Select Fund | Victory International Select Fund | Class C
Risk/Return:
Trading Symbol	VISKX
Victory International Select Fund | Victory International Select Fund | Class I
Risk/Return:
Trading Symbol	VISIX
Victory International Select Fund | Victory International Select Fund | Class Y
Risk/Return:
Trading Symbol	VISYX